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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended _2005_________

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

TENOR CAPITAL MANAGEMENT Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

65 EAST 55TH STREET, 35TH FLOOR         NEW YORK,        NEW YORK        10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______71______

Form 13F Information Table Value Total: $_299028___________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

FORM 13F INFORMATION TABLE

ITEM 1                                                                                                   ITEM 2           ITEM 3
------                                                                                                 ---------          ------
                                                                                                       TITLE OF
NAME OF ISSUER                                                                                           CLASS            CUSIP
--------------                                                                                         --------------------------
American Airlines 4.250% 23-Sep-2023                                                                      NOTE          001765BA4
ASM International NV 5.250% 15-May-2010                                                                   NOTE          00207DAE2
Allied Waste Industries, Inc. 6.25% 01-Mar-2008 DECS                                                      NOTE          019589704
Axcan Pharma Inc. 4.250% 15-Apr-2008                                                                      NOTE          54923AB3
Citadel Broadcasting Co. 1.875% 15-Feb-2011 144A                                                          NOTE          17285TAB2
SEACOR Holdings Inc. 2.875% 15-Dec-2024                                                                   NOTE          811904AJ0
SEACOR Holdings Inc. 2.875% 15-Dec-2024 144A                                                              NOTE          811904AH4
Centerpoint Energy (CERC) 6.000% 15-Mar-2012                                                              NOTE          655419AC3
Cell Therapeutics, Inc. 5.750% 15-Jun-2008 Sr. Sub. Exchange Notes                                        NOTE          150934AD9
Cell Therapeutics, Inc. 4.000% 01-Jul-2010                                                                NOTE          150934AF4
Equity Office Properties Trust 5.250% 15-Feb-08 Series B Pfd                                              NOTE          294741509
Fairfax Financial Holdings 5.000% 15-Jul-2023                                                             NOTE          303901AL6
General Motors 4.500% Series A 06-Mar-2032                                                                NOTE          370442741
GenCorp Inc 4.000% 16-Jan-2024 144A                                                                       NOTE          368682AJ9
Rewards Network Inc (fka iDine Rewards Network Inc) 3.250% 15-Oct-2023                                    NOTE          761557AA5
JetBlue Airways Corp 3.500% 15-Jul-2033                                                                   NOTE          477143AB7
JetBlue Airways Corp. 3.750% 15-Mar-2035                                                                  NOTE          477143AC5
LandAmerica Financial Group 3.25% 15-May-2034                                                             NOTE          514936ad5
Lions Gate Entertainment Corp./Lions Gate Entertainment Inc. 4.875% 15-Dec-2010                           NOTE          535919AC8
Mercury Interactive Corp. 0.000% 01-May-2008                                                              NOTE          589405AD1
McMoRan Exploration 6.000% 02-Jul-2008                                                                    NOTE          582411AB0
McMoRan Exploration 5.250% 06-Oct-2011                                                                    NOTE          582411AE4
Maxtor 6.800% 30-Apr-2010                                                                                 NOTE          577729AC0
Indymac Capital Tr I 6.000% 14-Nov-2031 Pfd WIRES                                                         NOTE          456607209
Oscient Pharmaceutical Corp. 3.500% 15-Apr-2011                                                           NOTE          68812RAB1
PRG-Schultz International, Inc. (fka Profit Recovery Group International, Inc.) 4.750% 26-Nov-2006        NOTE          69357CAA5
Per-Se Technologies, Inc. 3.250% 30-Jun-2024                                                              NOTE          713569AB7
Scottish Annuity 4.500% 01-Dec-2022                                                                       NOTE          81013RAC9
Sirius Satellite Radio Inc. 3.250% 15-Oct-2011                                                            NOTE          82966UAD5
Shanda Interactive Entertainment 0% 15-Oct-2014                                                           NOTE          81941QAB0
Terremark Worldwide Inc 9% 15-Dec-2008                                                                    NOTE          881448AC8
Vector Group 5.000% 15-Nov-2011                                                                           NOTE          92240MAE8
Valeant Pharma Int 3.000% 16-Aug-2010-A                                                                   NOTE          91911XAB0
Grey Global Group 5% 15-Oct-2033                                                                          NOTE          39787MAB4
Xcyte Therapies, Inc. 5.500-6.500% Perp Pfd (+12.5-17.5%, indications)                                    NOTE          98389F408
Xcel Energy 7.500% 21-Nov-2007                                                                            NOTE          98389BAB6
Agere Systems                                                                                             COM           00845V308
Dura Auto System Inc                                                                                      COM           265903104
Freeport-McMoRan Copper & Gold, Inc.                                                                      COM           35671D857
General Motors Corp.                                                                                      COM           370442105
Expedia Inc.                                                                                              COM           30212P105
IAC/InterActiveCorp D                                                                                     COM           44919P300
Crystallex International Corp                                                                             COM           22942F101
Maytag Corp.                                                                                              COM           578592107
Northwest Airlines Corp                                                                                   COM           667280101
Nextel Partners, Inc. - Class A Shares                                                                    COM           65333F107
Washington Mutual                                                                                         COM           939322103
Triarc Cos-B                                                                                              COM           895927309
Wendy's International Inc                                                                                 COM           950590109
Advance Micro Devices                                                                                     Put           007903957
AMR                                                                                                       Put           001765956
Blockbuster Inc.                                                                                          Put           093679958
Continental Airlines                                                                                      Put           210795958
Doral                                                                                                     Put           25811P950
E Trade                                                                                                   Put           269246954
Ford Motor Company                                                                                        Put           302491953
Freeport-McMoRan Copper & Gold, Inc.                                                                      Put           35671D957
GE                                                                                                        Put           369604953
General Motors Corp                                                                                       Put           370442955
Goodyear Tire & Rubber Co.                                                                                Call          382550901
Goodyear Tire & Rubber Co.                                                                                Put           382550951
JetBlue Airways Corp                                                                                      Call          477143901
JetBlue Airways Corp                                                                                      Put           477143951
Northwest Airlines                                                                                        Put           667280101
Providian Financial corp                                                                                  Put           743859950
American Financial Realty Tr                                                                              NOTE          02607PAB3
New York Community Bk                                                                                     BONUSES       64944P307
Quanta                                                                                                    COM           67313F106
Century Aluminum                                                                                          NOTE          156431AE8
Sirius Satellite Radio                                                                                    NOTE          82966UAC7
Felcor Lodging                                                                                            NOTE          31430QAL1




                                                                                                     ITEM 4           ITEM 5
                                                                                                     ------       ---------------
                                                                                                     VALUE        SHARES/    SH/
NAME OF ISSUER                                                                                       (x$1000)     PRN AMT    PRN
--------------                                                                                       ------------------------------
American Airlines 4.250% 23-Sep-2023                                                                   4226       3000000    PRN
ASM International NV 5.250% 15-May-2010                                                                2273       2125000    PRN
Allied Waste Industries, Inc. 6.25% 01-Mar-2008 DECS                                                   2109       2000000    PRN
Axcan Pharma Inc. 4.250% 15-Apr-2008                                                                  11400      10000000    PRN
Citadel Broadcasting Co. 1.875% 15-Feb-2011 144A                                                       8583      11000000    PRN
SEACOR Holdings Inc. 2.875% 15-Dec-2024                                                                4426       4000000    PRN
SEACOR Holdings Inc. 2.875% 15-Dec-2024 144A                                                           5532       5000000    PRN
Centerpoint Energy (CERC) 6.000% 15-Mar-2012                                                            183        184000    PRN
Cell Therapeutics, Inc. 5.750% 15-Jun-2008 Sr. Sub. Exchange Notes                                     5984       8992000    PRN
Cell Therapeutics, Inc. 4.000% 01-Jul-2010                                                              846       1750000    PRN
Equity Office Properties Trust 5.250% 15-Feb-08 Series B Pfd                                          15330      15330000    PRN
Fairfax Financial Holdings 5.000% 15-Jul-2023                                                           914       1000000    PRN
General Motors 4.500% Series A 06-Mar-2032                                                             8850      10627500    PRN
GenCorp Inc 4.000% 16-Jan-2024 144A                                                                    4341       3500000    PRN
Rewards Network Inc (fka iDine Rewards Network Inc) 3.250% 15-Oct-2023                                 1606       2000000    PRN
JetBlue Airways Corp 3.500% 15-Jul-2033                                                                 588        642000    PRN
JetBlue Airways Corp. 3.750% 15-Mar-2035                                                              17184      15500000    PRN
LandAmerica Financial Group 3.25% 15-May-2034                                                          6359       5000000    PRN
Lions Gate Entertainment Corp./Lions Gate Entertainment Inc. 4.875% 15-Dec-2010                        5721       3800000    PRN
Mercury Interactive Corp. 0.000% 01-May-2008                                                          16624      16500000    PRN
McMoRan Exploration 6.000% 02-Jul-2008                                                                 7612       5250000    PRN
McMoRan Exploration 5.250% 06-Oct-2011                                                                 1069        855000    PRN
Maxtor 6.800% 30-Apr-2010                                                                              6836       6585000    PRN
Indymac Capital Tr I 6.000% 14-Nov-2031 Pfd WIRES                                                     13504      10670000    PRN
Oscient Pharmaceutical Corp. 3.500% 15-Apr-2011                                                         781       1000000    PRN
PRG-Schultz International, Inc. (fka Profit Recovery Group International, Inc.) 4.750% 26-Nov-2006     2736       4130000    PRN
Per-Se Technologies, Inc. 3.250% 30-Jun-2024                                                          12888       9000000    PRN
Scottish Annuity 4.500% 01-Dec-2022                                                                   10518       8900000    PRN
Sirius Satellite Radio Inc. 3.250% 15-Oct-2011                                                         2906       2000000    PRN
Shanda Interactive Entertainment 0% 15-Oct-2014                                                        7255       8500000    PRN
Terremark Worldwide Inc 9% 15-Dec-2008                                                                 2595       3000000    PRN
Vector Group 5.000% 15-Nov-2011                                                                        3542       2936000    PRN
Valeant Pharma Int 3.000% 16-Aug-2010-A                                                               13881      16000000    PRN
Grey Global Group 5% 15-Oct-2033                                                                       6552       5500000    PRN
Xcyte Therapies, Inc. 5.500-6.500% Perp Pfd (+12.5-17.5%, indications)                                  468       1079750    PRN
Xcel Energy 7.500% 21-Nov-2007                                                                        14051       9200000    PRN
Agere Systems                                                                                           813         63000    SH
Dura Auto System Inc                                                                                     36         16218    SH
Freeport-McMoRan Copper & Gold, Inc.                                                                   8818        163900    SH
General Motors Corp.                                                                                    777         40000    SH
Expedia Inc.                                                                                            390         16287    SH
IAC/InterActiveCorp D                                                                                   192          6791    SH
Crystallex International Corp                                                                           977        452500    SH
Maytag Corp.                                                                                           1195         63500    SH
Northwest Airlines Corp                                                                                  28         51000    SH
Nextel Partners, Inc. - Class A Shares                                                                  265          9500    SH
Washington Mutual                                                                                       127          2925    SH
Triarc Cos-B                                                                                            743         50000    SH
Wendy's International Inc                                                                              1384         25050    SH
Advance Micro Devices                                                                                   210           719    SH
AMR                                                                                                    1647         12583    SH
Blockbuster Inc.                                                                                         60           500    SH
Continental Airlines                                                                                    104           677    SH
Doral                                                                                                    10           394    SH
E Trade                                                                                                 304          2577    SH
Ford Motor Company                                                                                      553          2505    SH
Freeport-McMoRan Copper & Gold, Inc.                                                                    196           700    SH
GE                                                                                                        6          1250    SH
General Motors Corp                                                                                    2494          3260    SH
Goodyear Tire & Rubber Co.                                                                               63           100    SH
Goodyear Tire & Rubber Co.                                                                               31           539    SH
JetBlue Airways Corp                                                                                     17           450    SH
JetBlue Airways Corp                                                                                     68           900    SH
Northwest Airlines                                                                                      518           920    SH
Providian Financial corp                                                                                  8           117    SH
American Financial Realty Tr                                                                           4490       5000000   PRN
New York Community Bk                                                                                 13513        288499    SH
Quanta                                                                                                  379         74300    SH
Century Aluminum                                                                                       7630        750000   PRN
Sirius Satellite Radio                                                                                18510      11500000   PRN
Felcor Lodging                                                                                         2200       2000000   PRN




                                                                                                    ITEM 5     ITEM 6       ITEM 7
                                                                                                    ------   ----------    --------
                                                                                                     PUT/    INVESTMENT    OTHER
NAME OF ISSUER                                                                                       CALL    DISCRETION    MANAGERS
--------------                                                                                      -------------------------------
American Airlines 4.250% 23-Sep-2023                                                                            SOLE
ASM International NV 5.250% 15-May-2010                                                                         SOLE
Allied Waste Industries, Inc. 6.25% 01-Mar-2008 DECS                                                            SOLE
Axcan Pharma Inc. 4.250% 15-Apr-2008                                                                            SOLE
Citadel Broadcasting Co. 1.875% 15-Feb-2011 144A                                                                SOLE
SEACOR Holdings Inc. 2.875% 15-Dec-2024                                                                         SOLE
SEACOR Holdings Inc. 2.875% 15-Dec-2024 144A                                                                    SOLE
Centerpoint Energy (CERC) 6.000% 15-Mar-2012                                                                    SOLE
Cell Therapeutics, Inc. 5.750% 15-Jun-2008 Sr. Sub. Exchange Notes                                              SOLE
Cell Therapeutics, Inc. 4.000% 01-Jul-2010                                                                      SOLE
Equity Office Properties Trust 5.250% 15-Feb-08 Series B Pfd                                                    SOLE
Fairfax Financial Holdings 5.000% 15-Jul-2023                                                                   SOLE
General Motors 4.500% Series A 06-Mar-2032                                                                      SOLE
GenCorp Inc 4.000% 16-Jan-2024 144A                                                                             SOLE
Rewards Network Inc (fka iDine Rewards Network Inc) 3.250% 15-Oct-2023                                          SOLE
JetBlue Airways Corp 3.500% 15-Jul-2033                                                                         SOLE
JetBlue Airways Corp. 3.750% 15-Mar-2035                                                                        SOLE
LandAmerica Financial Group 3.25% 15-May-2034                                                                   SOLE
Lions Gate Entertainment Corp./Lions Gate Entertainment Inc. 4.875% 15-Dec-2010                                 SOLE
Mercury Interactive Corp. 0.000% 01-May-2008                                                                    SOLE
McMoRan Exploration 6.000% 02-Jul-2008                                                                          SOLE
McMoRan Exploration 5.250% 06-Oct-2011                                                                          SOLE
Maxtor 6.800% 30-Apr-2010                                                                                       SOLE
Indymac Capital Tr I 6.000% 14-Nov-2031 Pfd WIRES                                                               SOLE
Oscient Pharmaceutical Corp. 3.500% 15-Apr-2011                                                                 SOLE
PRG-Schultz International, Inc. (fka Profit Recovery Group International, Inc.) 4.750% 26-Nov-2006              SOLE
Per-Se Technologies, Inc. 3.250% 30-Jun-2024                                                                    SOLE
Scottish Annuity 4.500% 01-Dec-2022                                                                             SOLE
Sirius Satellite Radio Inc. 3.250% 15-Oct-2011                                                                  SOLE
Shanda Interactive Entertainment 0% 15-Oct-2014                                                                 SOLE
Terremark Worldwide Inc 9% 15-Dec-2008                                                                          SOLE
Vector Group 5.000% 15-Nov-2011                                                                                 SOLE
Valeant Pharma Int 3.000% 16-Aug-2010-A                                                                         SOLE
Grey Global Group 5% 15-Oct-2033                                                                                SOLE
Xcyte Therapies, Inc. 5.500-6.500% Perp Pfd (+12.5-17.5%, indications)                                          SOLE
Xcel Energy 7.500% 21-Nov-2007                                                                                  SOLE
Agere Systems                                                                                                   SOLE
Dura Auto System Inc                                                                                            SOLE
Freeport-McMoRan Copper & Gold, Inc.                                                                            SOLE
General Motors Corp.                                                                                            SOLE
Expedia Inc.                                                                                                    SOLE
IAC/InterActiveCorp D                                                                                           SOLE
Crystallex International Corp                                                                                   SOLE
Maytag Corp.                                                                                                    SOLE
Northwest Airlines Corp                                                                                         SOLE
Nextel Partners, Inc. - Class A Shares                                                                          SOLE
Washington Mutual                                                                                               SOLE
Triarc Cos-B                                                                                                    SOLE
Wendy's International Inc                                                                                       SOLE
Advance Micro Devices                                                                                Put        SOLE
AMR                                                                                                  Put        SOLE
Blockbuster Inc.                                                                                     Put        SOLE
Continental Airlines                                                                                 Put        SOLE
Doral                                                                                                Put        SOLE
E Trade                                                                                              Put        SOLE
Ford Motor Company                                                                                   Put        SOLE
Freeport-McMoRan Copper & Gold, Inc.                                                                 Put        SOLE
GE                                                                                                   Put        SOLE
General Motors Corp                                                                                  Put        SOLE
Goodyear Tire & Rubber Co.                                                                           Call       SOLE
Goodyear Tire & Rubber Co.                                                                           Put        SOLE
JetBlue Airways Corp                                                                                 Call       SOLE
JetBlue Airways Corp                                                                                 Put        SOLE
Northwest Airlines                                                                                   Put        SOLE
Providian Financial corp                                                                             Put        SOLE
American Financial Realty Tr                                                                                    SOLE
New York Community Bk                                                                                           SOLE
Quanta                                                                                                          SOLE
Century Aluminum                                                                                                SOLE
Sirius Satellite Radio                                                                                          SOLE
Felcor Lodging                                                                                                  SOLE



                                                                                                               ITEM 8
                                                                                                   ---------------------------------
                                                                                                          VOTING AUTHORITY
NAME OF ISSUER                                                                                     SOLE               SHARED   NONE
--------------                                                                                     --------------------------------
American Airlines 4.250% 23-Sep-2023                                                                3000000
ASM International NV 5.250% 15-May-2010                                                             2125000
Allied Waste Industries, Inc. 6.25% 01-Mar-2008 DECS                                                2000000
Axcan Pharma Inc. 4.250% 15-Apr-2008                                                               10000000
Citadel Broadcasting Co. 1.875% 15-Feb-2011 144A                                                   11000000
SEACOR Holdings Inc. 2.875% 15-Dec-2024                                                             4000000
SEACOR Holdings Inc. 2.875% 15-Dec-2024 144A                                                        5000000
Centerpoint Energy (CERC) 6.000% 15-Mar-2012                                                         184000
Cell Therapeutics, Inc. 5.750% 15-Jun-2008 Sr. Sub. Exchange Notes                                  8992000
Cell Therapeutics, Inc. 4.000% 01-Jul-2010                                                          1750000
Equity Office Properties Trust 5.250% 15-Feb-08 Series B Pfd                                       15330000
Fairfax Financial Holdings 5.000% 15-Jul-2023                                                       1000000
General Motors 4.500% Series A 06-Mar-2032                                                         10627500
GenCorp Inc 4.000% 16-Jan-2024 144A                                                                 3500000
Rewards Network Inc (fka iDine Rewards Network Inc) 3.250% 15-Oct-2023                              2000000
JetBlue Airways Corp 3.500% 15-Jul-2033                                                              642000
JetBlue Airways Corp. 3.750% 15-Mar-2035                                                           15500000
LandAmerica Financial Group 3.25% 15-May-2034                                                       5000000
Lions Gate Entertainment Corp./Lions Gate Entertainment Inc. 4.875% 15-Dec-2010                     3800000
Mercury Interactive Corp. 0.000% 01-May-2008                                                       16500000
McMoRan Exploration 6.000% 02-Jul-2008                                                              5250000
McMoRan Exploration 5.250% 06-Oct-2011                                                               855000
Maxtor 6.800% 30-Apr-2010                                                                           6585000
Indymac Capital Tr I 6.000% 14-Nov-2031 Pfd WIRES                                                  10670000
Oscient Pharmaceutical Corp. 3.500% 15-Apr-2011                                                     1000000
PRG-Schultz International, Inc. (fka Profit Recovery Group International, Inc.) 4.750% 26-Nov-2006  4130000
Per-Se Technologies, Inc. 3.250% 30-Jun-2024                                                        9000000
Scottish Annuity 4.500% 01-Dec-2022                                                                 8900000
Sirius Satellite Radio Inc. 3.250% 15-Oct-2011                                                      2000000
Shanda Interactive Entertainment 0% 15-Oct-2014                                                     8500000
Terremark Worldwide Inc 9% 15-Dec-2008                                                              3000000
Vector Group 5.000% 15-Nov-2011                                                                     2936000
Valeant Pharma Int 3.000% 16-Aug-2010-A                                                            16000000
Grey Global Group 5% 15-Oct-2033                                                                    5500000
Xcyte Therapies, Inc. 5.500-6.500% Perp Pfd (+12.5-17.5%, indications)                              1079750
Xcel Energy 7.500% 21-Nov-2007                                                                      9200000
Agere Systems                                                                                         63000
Dura Auto System Inc                                                                                  16218
Freeport-McMoRan Copper & Gold, Inc.                                                                 163900
General Motors Corp.                                                                                  40000
Expedia Inc.                                                                                          16287
IAC/InterActiveCorp D                                                                                  6791
Crystallex International Corp                                                                        452500
Maytag Corp.                                                                                          63500
Northwest Airlines Corp                                                                               51000
Nextel Partners, Inc. - Class A Shares                                                                 9500
Washington Mutual                                                                                      2925
Triarc Cos-B                                                                                          50000
Wendy's International Inc                                                                             25050
Advance Micro Devices                                                                                   719
AMR                                                                                                   12583
Blockbuster Inc.                                                                                        500
Continental Airlines                                                                                    677
Doral                                                                                                   394
E Trade                                                                                                2577
Ford Motor Company                                                                                     2505
Freeport-McMoRan Copper & Gold, Inc.                                                                    700
GE                                                                                                     1250
General Motors Corp                                                                                    3260
Goodyear Tire & Rubber Co.                                                                              100
Goodyear Tire & Rubber Co.                                                                              539
JetBlue Airways Corp                                                                                    450
JetBlue Airways Corp                                                                                    900
Northwest Airlines                                                                                      920
Providian Financial corp                                                                                117
American Financial Realty Tr                                                                        5000000
New York Community Bk                                                                                288499
Quanta                                                                                                74300
Century Aluminum                                                                                     750000
Sirius Satellite Radio                                                                             11500000
Felcor Lodging                                                                                      2000000
